Investment Objectives and Goals - Burney U.S. Equity Select ETF	Jan. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	BURNEY U.S. EQUITY SELECT ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Burney U.S. Equity Select ETF (the “Fund”) seeks capital appreciation.